TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables
Schedule of trade payable

	2023	2022

Trade payables	107.4	165.8
Related parties (Note 30)	199.9	343.6
Non-current	307.3	509.4

Trade payables	21,278.6	23,498.1
Related parties (Note 30)	1,916.5	830.4
Current	23,195.1	24,328.5

Total	23,502.4	24,837.9